Risk Management - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of credit risk exposure [line items]
Guarantee value, gross of reinsurance	$ 64,700		$ 66,826
Guarantee value, reinsured	27,198		27,608
Guarantee value, total, net of reinsurance	37,502		39,218
Fund value, gross of reinsurance	75,267		72,237
Fund value, reinsured	26,741		25,722
Fund value, total, net of reinsurance	48,526		46,515
Net amount at risk, gross of reinsurance	4,971		6,340
Net amount at risk, reinsured	3,305		3,877
Net amount at risk, total, net of reinsurance	1,666		2,463
U.S.
Disclosure of credit risk exposure [line items]
Net amount at risk, total, net of reinsurance		$ 293		$ 391
Canada
Disclosure of credit risk exposure [line items]
Net amount at risk, total, net of reinsurance	1,021		1,559
Japan
Disclosure of credit risk exposure [line items]
Net amount at risk, total, net of reinsurance		100		140
Asia
Disclosure of credit risk exposure [line items]
Net amount at risk, total, net of reinsurance		$ 56		$ 155
Guaranteed minimum income benefit
Disclosure of credit risk exposure [line items]
Guarantee value, gross of reinsurance	3,628		3,864
Fund value, gross of reinsurance	2,780		2,735
Net amount at risk, gross of reinsurance	918		1,156
Guaranteed minimum withdrawal benefit
Disclosure of credit risk exposure [line items]
Guarantee value, gross of reinsurance	33,473		34,833
Fund value, gross of reinsurance	33,539		33,198
Net amount at risk, gross of reinsurance	3,339		4,093
Guaranteed minimum accumulation benefit
Disclosure of credit risk exposure [line items]
Guarantee value, gross of reinsurance	18,987		18,996
Fund value, gross of reinsurance	19,097		19,025
Net amount at risk, gross of reinsurance	70		116
Living benefits
Disclosure of credit risk exposure [line items]
Guarantee value, gross of reinsurance	56,088		57,693
Guarantee value, reinsured	23,768		24,208
Fund value, gross of reinsurance	55,416		54,958
Fund value, reinsured	23,965		23,146
Net amount at risk, gross of reinsurance	4,327		5,365
Net amount at risk, reinsured	3,016		3,395
Death benefit
Disclosure of credit risk exposure [line items]
Guarantee value, gross of reinsurance	8,612		9,133
Guarantee value, reinsured	3,430		3,400
Fund value, gross of reinsurance	19,851		17,279
Fund value, reinsured	2,776		2,576
Net amount at risk, gross of reinsurance	644		975
Net amount at risk, reinsured	$ 289		$ 482